Hierarchy and fair value of financial instruments (Details Textuals) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Sociedad Minera Cerro Verde S.A.A. [Member]
Hierarchy and fair value of financial instruments [Line Items]
Derivative financial asset liabilities	$ 5,687	$ 319